Stock-Based Incentive Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based incentive plans, options expiry term	10 years
Number of Options, Granted	96,110	232,647	242,500
Stock options outstanding	1,495,538	1,753,212	2,828,077	2,728,139
Options forfeited	153,790	97,117	63,095
Number of stock awards issued	437,671	588,136	0
Options expiry duration after the date of grant	59 months	61 months	78 months
Weighted average fair value of options, granted	$ 1.85	$ 1.52	$ 2.11
Aggregate intrinsic value for options outstanding	$ 70,000	$ 132,000	$ 0
Options exercised	2,795
Proceeds from shares exercised	8,000
Aggregate intrinsic value of options exercisable	19,000	0	0
Total unrecognized compensation cost related to options	536,000
Cost of the options recognized over a weighted average period	2 years 10 months 6 days
Granted value	1,600,000	1,800,000	0
Total unrecognized compensation cost related to nonvested stock awards	3,100,000
Cost of stock awards recognized over a weighted average period	2 years 10 months 21 days
Advantage [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	136
Additional options granted	0
Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	4,900,000
Stock-based incentive plans, options expiry term	10 years
Number of Options, Granted	554,757
Number of stock awards allowed	4,135,646
Stock options outstanding	288,947
2010 Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	2,700,000
Exercise price of shares	110.00%
Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	2,500,425
Number of Options, Granted	0	0	16,500
Stock options outstanding	1,206,455
Shares of common stock available for future grants after amendment	953,814
Shares available for issuance as stock awards	420,945
Number of stock awards issued	0	0	0
Stock-based incentive plans, options expiry term	10 years
Options expiry duration after the date of grant			4 years
Stock options, period before vesting starts			2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted	437,671	588,136
Stock Awards forfeited	544,975	19,076	19,689
Stock awards outstanding	431,834	639,037	178,819	309,481
Total compensation expense recognized on stock awards	$ 263,000	$ 469,000	$ 550,000
Restricted Stock [Member] | Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted	1,025,807
Options forfeited	263,015
Stock Awards forfeited	553,195
Stock awards outstanding	431,834
Restricted Stock [Member] | Stock-Based Incentive Plan 2010 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed	1,400,000
Restricted Stock [Member] | Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards outstanding	0
Restricted Stock [Member] | Stock-Based Incentive Plan 2004 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed	761,101
Stock Awards [Member] | Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed	927,388